UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-8620
                                                                                   ______________________

The Milestone Funds
______________________________________________________
(Exact name of registrant as specified in charter)

115 East Putnam Avenue
Greenwich, CT 06830
______________________________________________________
(Address of principal executive offices) (Zip code)

Barbara Hope
Milestone Capital Management, LLC
115 East Putnam Avenue
Greenwich, CT 06830
______________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    1-800-941-6453
                                                                                        _____________________

Date of fiscal year end: November 30, 2006

Date of reporting period: May 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Milestone Funds Treasury Obligations Portfolio

SEMI-ANNUAL REPORT
MAY 31, 2006

ADVISER
Milestone Capital Management, LLC

TABLE OF CONTENTS
Letter to Our Shareholders	1
Portfolio Summary	2
Fees and Expenses	3
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Notes to Financial Statements	10
Financial Highlights	14
Factors Considered in Approving Investment Advisory Agreement	18
Trustees and Officers	19

The Milestone Funds Privacy Policy

Protecting the Privacy of Information

The Milestone Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law.

Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Milestone Funds do not share information with other companies for purposes of marketing solicitations for products other than the Milestone Funds. Therefore, The Milestone Funds do not provide opt-out options to their shareholders.

An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

TREASURY OBLIGATIONS PORTFOLIO
Letter to Our Shareholders
MAY 31, 2006

Dear Investor:

During the past six months The Milestone Funds Treasury Obligations Portfolio continued to achieve the highest level of management, service, technological and compliance standards. In addition, the Fund has performed favorably in an economic environment that continues to be shaped by rising short-term interest rates.

The Milestone team has had the privilege to work in partnership with our investors to set the highest possible level of service for institutional liquidity management since its inception. As we look ahead to the second half of 2006, Milestone remains committed to each of you as we strive to meet your liquidity needs that coupled with our dedication to high technological standards are what set Milestone apart. We will continue to explore new cash management capabilities in direct response to requests from both current and prospective investors.

Thank you again for your on-going confidence in Milestone and for investing in The Milestone Funds. We remain grateful to all our investors for your business and we continue to uphold our commitment to the core principles of service, value, and integrity on behalf of all our shareholders.

Please contact us with any questions you have or if we can be of service in any way through the remainder of 2006 and beyond.

Sincerely,

Janet Tiebout Hanson Founder and Member of The Board of Trustees	Marc H. Pfeffer Senior Portfolio Manager and Chief Investment Officer

TREASURY OBLIGATIONS PORTFOLIO
Portfolio Summary
MAY 31, 2006 (Unaudited)

PORTFOLIO BREAKDOWN

All data is as of May 31, 2006. The Portfolio’s industry breakdown is expressed as a percentage of total investments and may vary over time.

TREASURY OBLIGATIONS PORTFOLIO
Fees and Expenses (Unaudited)
MAY 31, 2006

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended May 31, 2006.

Actual Expenses
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divide by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Funds. To do so, compare this 5% hypothetical example with the hypothetical example that appears in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/01/05	Ending Account Value 5/31/06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Treasury Obligations Portfolio –
Investor Shares
Actual	$1,000.00	$1,020.39	0.45%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
Treasury Obligations Portfolio –
Institutional Shares
Actual	$1,000.00	$1,021.66	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	0.20%	$1.01
Treasury Obligations Portfolio -
Financial Shares
Actual	$1,000.00	$1,021.91	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	0.15%	$0.76

TREASURY OBLIGATIONS PORTFOLIO
Fees and Expenses (Unaudited) (Continued)
MAY 31, 2006

	Beginning Account Value 12/01/05	Ending Account Value 5/31/06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Treasury Obligations Portfolio -
Premium Shares
Actual	$1,000.00	$1,019.45	0.64%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.76	0.64%	$3.20

*	Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2006, and divided by the 365 days in the Portfolio’s current fiscal year (to reflect the six-month period).

TREASURY OBLIGATIONS PORTFOLIO
Portfolio Of Investments
MAY 31, 2006 (Unaudited) ($ in Thousands)
	Principal			Value
	Amount	Interest Rate	Maturity Date	(note 1)

U.S. Government Obligations - 7.8%
U.S. Treasury Bills - 3.4%
	$10,000	4.22%	6/22/06	$9,976
	5,000	4.25%	7/6/06	4,979
	20,000	4.33-4.35%	7/27/06	19,865
	7,500	4.55%	8/24/06	7,420
	7,500	4.57%	8/31/06	7,413
	10,000	4.62-4.64%	9/14/06	9,865

				59,518

U.S. Treasury Notes - 4.4%
	15,000	2.750%	6/30/06	14,982
	25,000	2.750%	7/31/06	24,936
	22,500	3.125%	1/31/07	22,238
	15,000	3.375%	2/28/07	14,821

				76,977

Total U.S. Government Obligations (Cost $136,495)				136,495

Repurchase Agreements - 92.3%
Bear Stearns Cos., Inc., dated 5/31/06, repurchase price $75,010 (Collateralized by: U.S. Treasury Strips: $54,443, 11/15/06-8/15/09; U.S. Treasury Note: $26,000, 3.125%, 1/31/07; aggregate market value plus accrued interest $77,415)
75,000	4.90%	6/1/06	75,000

BNP Paribas Securities Corp., dated 5/31/06, repurchase price $300,041 (Collateralized by: U.S. Treasury Bill: $56,321,
11/16/06; U.S. Treasury Notes: $254,860, 2.25%-5.50%, 11/16/06-2/15/17; aggregate market value plus accrued interest $306,001)

300,000	4.90%	6/1/06	300,000

Credit Suisse Securities (USA) LLC, dated 5/31/06, repurchase price $290,039 (Collateralized by: U.S. Treasury Notes: $298,343, 2.625%-7.00%, 7/15/06-5/15/13; aggregate market value plus accrued interest $295,805)
290,000	4.90%	6/1/06	290,000

Deutsche Bank Securities, Inc., dated 5/31/06, repurchase price $498,568 (Collateralized by: U.S. Treasury Bill: $172,738, 7/13/06; U.S. Treasury Notes: $333,113, 4.75%-14.00%, 11/15/08-11/15/11; aggregate market value plus accrued interest $508,470)

498,500	4.90%	6/1/06	498,500
UBS Securities LLC, dated 5/31/06, repurchase price $310,042 (Collateralized by: U.S. Treasury Notes: $320,304, 2.625%-5.625%; 11/15/06-8/15/11; aggregate market value plus accrued interest $316,200)
310,000	4.90%	6/1/06	310,000
See notes to financial statements.

TREASURY OBLIGATIONS PORTFOLIO
Portfolio Of Investments (Continued)
MAY 31, 2006 (Unaudited) ($ in Thousands)

Principal			Value
Amount	Interest Rate	Maturity Date	(note 1)

Repurchase Agreements - 92.3% (Continued)
UBS Securities LLC, dated 5/31/06, repurchase price $75,230 (Collateralized by: U.S. Treasury Notes: $77,676, 2.875%-6.625%; 11/30/06-7/15/10; aggregate market value plus accrued interest $76,501)
75,000	4.81%	6/23/06	$75,000
UBS Securities LLC, dated 5/31/06, repurchase price $25,953 (Collateralized by: U.S. Treasury Notes: $25,772, 2.25%-6.50%; 6/30/06-11/15/12; aggregate market value plus accrued interest $25,501)
25,000	5.18%	2/20/07	25,000
UBS Securities LLC, dated 5/31/06, repurchase price $25,957 (Collateralized by: U.S. Treasury Notes: $26,351, 3.00%-3.87%; 2/15/08-2/15/13; aggregate market value plus accrued interest $25,503)

25,000	5.20%	2/20/07	25,000

Total Repurchase Agreements (Cost $1,598,500)			1,598,500

Total Investments (Cost $1,734,995)-100.1%			1,734,995
Liabilities in excess of other assets-(0.1)%			(2,257)

Net Assets-100.0%			$1,732,738

See notes to financial statements.

TREASURY OBLIGATIONS PORTFOLIO
Statement Of Assets And Liabilities
MAY 31, 2006 (Unaudited)

ASSETS:
Investments, at value (Cost $136,495,430) (note 1)	$136,495,430
Repurchase agreements, at value and cost (note 1)	1,598,500,000
Cash	59,266
Interest receivable	1,749,407
Prepaid expenses	95,869

Total assets	1,736,899,972

LIABILITIES:
Dividends payable	3,651,147
Advisory fee payable	146,330
Shareholder service fee payable	86,988
Administration fee payable	50,039
Distribution fee payable - Premium Shares	33,175
Accrued expenses	194,032

Total liabilities	4,161,711

NET ASSETS	$1,732,738,261

NET ASSETS BY CLASS OF SHARES:
Investor Shares	$296,213,410
Institutional Shares	681,942,349
Financial Shares	570,130,996
Premium Shares	184,451,506

NET ASSETS	$1,732,738,261

SHARES OUTSTANDING:
Investor Shares	296,181,986

Institutional Shares	681,813,263

Financial Shares	570,170,109

Premium Shares	184,489,930

NET ASSET VALUE PER SHARE	$1.00

COMPOSITION OF NET ASSETS:
Shares of beneficial interest	$1,732,655,288
Accumulated net realized gain	82,973

NET ASSETS	$1,732,738,261

See notes to financial statements.

TREASURY OBLIGATIONS PORTFOLIO
Statement Of Operations
FOR THE SIX MONTHS ENDED MAY 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$44,798,979

EXPENSES (note 2):
Advisory fees	1,000,321
Administration fees	400,128
Shareholder service fees:
Investor Shares	361,756
Institutional Shares	175,047
Financial Shares	204,224
Premium Shares	204,376
Distribution fees:
Premium Shares	222,508
Custodian fees and expenses	76,440
Transfer agent fees and expenses	60,515
Publication expenses and rating service fees	50,960
Cash management fees	33,215
Registration and filing fees	29,211
Accounting service fees	27,027
Legal fees	25,480
Audit fees	23,842
Insurance expense	17,654
Report to shareholders	16,380
Trustees’ fees	6,006
Other expenses	1,820

Total expenses before fee waiver and reimbursement	2,936,910
Waiver and reimbursement	(407,512)

Net expenses	2,529,398

NET INVESTMENT INCOME	42,269,581
NET REALIZED GAIN ON INVESTMENTS	17,313

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,286,894

See notes to financial statements.

TREASURY OBLIGATIONS PORTFOLIO
Statements Of Changes In Net Assets

	For the six months	For the year
	ended May 31, 2006	ended
	(Unaudited)	November 30, 2005

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$42,269,581	$55,253,398
Net realized gain on investments	17,313	193,534

Net increase in net assets resulting from operations	42,286,894	55,446,932

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Investor Shares	(6,115,142)	(7,191,261)
Net investment income - Institutional Shares	(15,380,351)	(17,317,464)
Net investment income - Financial Shares	(17,612,350)	(26,901,794)
Net investment income - Premium Shares	(3,161,738)	(3,842,879)
Net realized gain on investments - Investor Shares	(3,590)	(42,225)
Net realized gain on investments - Institutional Shares	(8,218)	(91,435)
Net realized gain on investments - Financial Shares	(8,943)	(141,621)
Net realized gain on investments - Premium Shares	(1,909)	(25,834)

Total distributions to shareholders	(42,292,241)	(55,554,513)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:
Sale of shares - Investor Shares	467,089,713	932,723,179
Sale of shares - Institutional Shares	2,418,702,239	4,434,276,322
Sale of shares - Financial Shares	7,020,173,796	20,713,843,663
Sale of shares - Premium Shares	212,925,199	525,691,148
Reinvested dividends - Investor Shares	1,833,530	2,453,780
Reinvested dividends - Institutional Shares	8,468,194	9,058,215
Reinvested dividends - Financial Shares	9,808,375	14,200,225
Reinvested dividends - Premium Shares	—	115,733
Cost of shares repurchased - Investor Shares	(487,449,976)	(927,370,279)
Cost of shares repurchased - Institutional Shares	(2,323,475,641)	(4,483,322,587)
Cost of shares repurchased - Financial Shares	(7,535,246,096)	(20,562,775,964)
Cost of shares repurchased - Premium Shares	(182,508,076)	(563,973,689)

Net increase (decrease) in net assets from
shares of beneficial interest	(389,678,743)	94,919,746

Total increase (decrease)	(389,684,090)	94,812,165
NET ASSETS:
Beginning of period	2,122,422,351	2,027,610,186

End of period	$1,732,738,261	$2,122,422,351

* Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

TREASURY OBLIGATIONS PORTFOLIO
Notes To Financial Statements
MAY 31, 2006 (Unaudited)

NOTE 1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The Milestone Funds (the “Trust”) was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the “Portfolio”) which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares: Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Effective August 1, 2002, the Trust liquidated the Service Shares. All shareholders in the Service Shares as of the close of business July 31, 2002 became shareholders of the Investor Shares. This transaction did not adversely affect shareholders of any class of the Trust.

Valuation of Securities - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

Repurchase Agreements - The Portfolio may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. Security Transactions - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at May 31, 2006 is substantially the same as shown on the accompanying portfolio of investments.

Multiple Class Allocations - Each share of the Portfolio’s four classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio’s class specific expenses include Shareholder Service fees, Distribution fees, Administration fees, certain Transfer Agent fees, and certain registration fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

TREASURY OBLIGATIONS PORTFOLIO
Notes To Financial Statements (Continued)
MAY 31, 2006 (Unaudited)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

Interest Income and Dividends to Shareholders - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio’s net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Net realized capital gains earned by the Portfolio are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statements of Changes in Net Assets. The tax character of distributions paid by the Portfolio was ordinary income. For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Accounting Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISORY AND OTHER SERVICES
Milestone Capital Management, LLC (the “Adviser”) serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives fees at annual rates up to 0.25% of the average daily net assets of the Investor Shares and Premium Shares, up to 0.10% of the average daily net assets of the Institutional Shares, and up to 0.05% of the average net assets of the Financial Shares. For the six months ended May 31, 2006, for these services, the Adviser charged fees, prior to any waivers, at annual rates equal to 0.24%, 0.05%, 0.05% and 0.25% of the daily average net assets of the Investor Shares, Institutional Shares, Financial Shares and Premium Shares, respectively. To the extent that Service Providers other than the Adviser have entered into shareholder service agreements, the Adviser will pay these agents amounts as set forth in Appendix A of the Shareholder Service Plan. For the six months ended May 31, 2006, the Adviser agreed to waive any portion of its Shareholder Service fees and reimburse any other expenses in order to limit the total expenses of the Investor Shares, Institutional Shares and Financial Shares to 0.45%, 0.20% and 0.15% of their average daily net assets, respectively. As a result, for the six months ended May 31, 2006, the Adviser received Shareholder Service fees equal to annual rates of 0.23% and 0.02% of the average daily net assets of the Investor Shares and Financial Shares, respectively. For the six months ended May 31, 2006, the Adviser received no Shareholder Service fees from the Institutional Shares and also reimbursed the Fund for other expenses for the Institutional Shares in the amount of $47,229 in order to limit the total expenses of the Institutional Shares to 0.20% of its average daily net assets, as described above.

TREASURY OBLIGATIONS PORTFOLIO
Notes To Financial Statements (Continued)
MAY 31, 2006 (Unaudited)

The Trust has adopted a Distribution Plan for the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this Plan, the Portfolio may incur distribution expenses related to the sale of the Premium Shares at an annual rate of up to 0.35% of the average daily net assets of the Premium Shares. For the six months ended May 31, 2006, pursuant to this Plan, the Adviser charged fees, prior to any waivers, at an annual rate equal to 0.27% of the daily average net assets of the Premium Shares. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of May 31, 2006, there were no unreimbursed expenses.

For the current fiscal year, the Adviser has agreed to waive any portion of distribution expenses in order to limit the total expenses of the Premium Shares up to 0.65% of its average daily net assets. During the six months ended May 31, 2006, the Adviser limited the total expenses of the Premium Shares to 0.64% of its average net assets. As a result, for the six months ended May 31, 2006, the Portfolio incurred distribution expenses for the Premium Shares equal to an annual rate of 0.25% of its average daily net assets.

The Adviser also serves as administrator (the “Administrator”) to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective net assets.

During the six months ended May 31, 2006, the Portfolio paid administration fees attributable to each class as follows:

Investor Shares:	$137,462
Institutional Shares:	231,592
Financial Shares:	26,702
Premium Shares:	4,372

In addition, the Administrator has a sub-administration agreement with The Bank of New York (the “Sub-Administrator”). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the Sub-Administrator. For its services, the Sub-Administrator earned from the Administrator $49,863 during the six months ended May 31, 2006.

ALPs Mutual Fund Services, Inc. is the Trust’s transfer agent, and ALPs Distributors, Inc. is the dividend disbursing agent, and also the Trust’s Underwriter of the Portfolio’s shares, pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust’s transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

TREASURY OBLIGATIONS PORTFOLIO
Notes To Financial Statements (Continued)
MAY 31, 2006 (Unaudited)

NOTE 3. SUBSEQUENT EVENTS
At the Special Meeting of Shareholders held on June 28, 2006, the following proposals were approved.

Effective June 28, 2006, the following persons are the Trustees of the Treasury Obligations Portfolio: Laura A. Garner, John D. Gilliam, Janet Tiebout Hanson, Nicholas J. Kovich, John Anthony Quelch and Allen Lee Sessoms.

Tait Weller & Baker LLP was ratified as the Portfolio’s independent registered public accounting firm for the fiscal year ending November 30, 2006.

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights

	Investor Shares

	For the six months ended May 31, 2006 (unaudited)		For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003	For the year ended November 30, 2002	For the year ended November 30, 2001

Per share operating
performance for a share
outstanding throughout
the period
Beginning net asset value
per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.020		0.025	0.008	0.008	0.014	0.039
Dividends from net
investment income	(0.020)		(0.025)	(0.008)	(0.008)	(0.014)	(0.039)
Ending net asset value
per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (a)	2.04%		2.58%	0.84%	0.77%	1.41%	4.02%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.45	%(c)	0.45%	0.45%	0.45%	0.45%	0.42%
Net investment income	4.05	%(c)	2.55%	0.80%	0.70%	1.33%	3.88%
Net assets at the end of the
period (000’s omitted)	$296,213		$314,742	$306,951	$275,074	$354,051	$314,361

(a)	Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total return for periods of less than one year are not annualized.
(b)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.03%, 0.03%, 0.03%, 0.02%, 0.02% and 0.01% for each of the respective periods presented.
(c)	Annualized.

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

	Institutional Shares

	For the six months ended May 31, 2006 (unaudited)		For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003	For the year ended November 30, 2002	For the year ended November 30, 2001

Per share operating
performance for a share
outstanding throughout
the period
Beginning net asset value
per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.021		0.028	0.011	0.010	0.017	0.042
Dividends from net
investment income	(0.021)		(0.028)	(0.011)	(0.010)	(0.017)	(0.042)
Ending net asset value
per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (a)	2.17%		2.83%	1.09%	1.02%	1.67%	4.25%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.20	%(c)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	4.28	%(c)	2.78%	1.02%	0.95%	1.58%	4.28%
Net assets at the end of the
period (000’s omitted)	$681,942		$578,250	$618,270	$700,296	$793,978	$728,920

(a)	Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total return for periods of less than one year are not annualized.
(b)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.05%, 0.03%, 0.03%, 0.02%, 0.02% and 0.01%, for each of the respective periods presented.
(c)	Annualized.

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

	Financial Shares

	For the six months ended May 31, 2006 (unaudited)		For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003	For the year ended November 30, 2002	For the year ended November 30, 2001

Per share operating
performance for a share
outstanding throughout
the period
Beginning net asset value
per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.022		0.028	0.011	0.011	0.017	0.042
Dividends from net
investment income	(0.022)		(0.028)	(0.011)	(0.011)	(0.017)	(0.042)
Ending net asset value
per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (a)	2.19%		2.88%	1.14%	1.07%	1.72%	4.30%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.15	%(c)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	4.31	%(c)	2.84%	1.09%	1.01%	1.61%	4.35%
Net assets at the end of the
period (000’s omitted)	$570,131		$1,075,395	$910,176	$995,844	$1,142,255	$640,140

(a)	Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total return for periods of less than one year are not annualized.
(b)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.03%, 0.04%, 0.03%, 0.03%, 0.03% and 0.03%, for each of the respective periods presented.
(c)	Annualized.

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

	Premium Shares

	For the six months ended May 31, 2006 (unaudited)		For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003	For the year ended November 30, 2002	For the year ended November 30, 2001

Per share operating
performance for a share
outstanding throughout
the period
Beginning net asset value
per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.019		0.024	0.007	0.006	0.013	0.038
Dividends from net
investment income	(0.019)		(0.024)	(0.007)	(0.006)	(0.013)	(0.038)
Ending net asset value
per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (a)	1.95%		2.40%	0.69%	0.61%	1.26%	3.84%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.64	%(c)	0.63%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.87	%(c)	2.32%	0.64%	0.53%	1.17%	3.28%
Net assets at the end of the
period (000’s omitted)	$184,452		$154,035	$192,213	$198,830	$135,337	$110,213
(a)	Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total return for periods of less than one year are not annualized.
(b)	Net of advisory and distribution fees waived of 0.02%, 0.03%, 0.03%, 0.02%, 0.02% and 0.01%, for each of the respective periods presented.
(c)	Annualized.

TREASURY OBLIGATIONS PORTFOLIO
Consideration of the Board in approving the continuation of the Trust’s investment advisory agreement
MAY 31, 2006 (Unaudited)

At an in-person meeting held on March 30, 2006, the Board of Trustees (the “Trustees” or the “Board”) of The Milestone Funds (the “Trust”) considered the annual approval of the continuation of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of the Treasury Obligations Portfolio (the “Portfolio”), and Milestone Capital Management, LLC (“Milestone Capital”).

At the meeting, the Trustees discussed with counsel to the Trust and counsel to the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)), of the Trust (the “Independent Trustees”), their fiduciary duty under the 1940 Act in reviewing the Agreement and their obligation to obtain all information relevant to their consideration thereof. The Board discussed the fees payable by the Portfolio under the Agreement, the duties of the Trustees under, and the fiduciary standards established by, Section 36(b) of the 1940 Act, the legislative history of the amendments to the 1940 Act, the history of management fee standards and regulations, positions taken thereon by the Securities and Exchange Commission and Congress, the criteria generally considered in evaluating the reasonableness of fees, and lawsuits illustrating the courts’ application and interpretation of the applicable fiduciary standards.

The Trustees reviewed information concerning the historical performance of the Portfolio and the Portfolio’s comparison funds, the annualized expense ratios as a percentage of average net assets of each fund in the comparison group, historical expense ratio comparisons, and certain financial information about Milestone Capital, including the profitability of the Portfolio to Milestone Capital. The Trustees also discussed with counsel to the Trust the comparability criteria for the Portfolio and the funds comprising the comparison group for the Portfolio.

Representatives from Milestone Capital discussed the firm’s ownership structure and stated that the firm intended to devote additional resources and staff to managing the Portfolio, thereby providing, in Milestone Capital’s view, a stronger service platform for the Trust and its shareholders. The Board discussed Milestone Capital’s profitability, the firm’s retention of key employees and the firm’s evaluation of risks in the money market fund universe. The Board also reviewed the activities of the Chief Legal Officer and Chief Compliance Officer of the Trust and the activities of a similar officer of Milestone Capital.

After the Independent Trustees had met with their counsel in executive session, the full Board concluded that, in light of the Trust’s superior investment performance, the fees paid by the Portfolio (and the related profits to Milestone Capital) were fair, reasonable and consistent with those paid by similar institutional treasury and repo-only funds. The Board also concluded that the overall expense ratios and waivers applicable to the various classes of Portfolio shares demonstrated the benefits of economies of scale to shareholders. Accordingly, the Board, having determined that the Agreement (including the fees payable thereunder) was reasonable, fair and in the best interests of the Portfolio and its shareholders, approved the continuance of the Agreement.

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their ages, addresses, positions and principal occupations during the past five years are set forth below. There is no limit on the length of the term that each trustee serves. The Fund’s Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-941-MILE.

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
INTERESTED PERSONS
Janet Tiebout Hanson (53) 810 Old Post Road Bedford, New York 10506 Trustee since October 1994 Chairman and President October 1994–April 2004	Founder and principal owner of Milestone Capital Management, LLC, the Adviser to the Portfolio. Ms. Hanson founded the Adviser in 1994, and has served in the capacities cited above since inception. Ms. Hanson is currently a Managing Director at Lehman Brothers. From 1991 to 1993, she was Vice President of the Asset Management Division of Goldman, Sachs & Co. Ms. Hanson was with Goldman, Sachs & Co. from 1977 to 1987, during which period she became Vice President of Fixed Income Sales and served as Co-Manager of Money Market Sales in New York.

NON INTERESTED PERSONS*
John D. Gilliam (75) 700 Park Avenue New York, New York 10021 Trustee since October 1994 Chairman since 2004	Retired. Former Chief Investment Officer, The Robert Wood Johnson Foundation, Princeton, New Jersey, from 1995 to 2003. Former Limited Partner, Goldman, Sachs & Co. from 1987 to 1999. From 1991 to 1994, Mr. Gilliam was Third Deputy Comptroller, Bureau of Asset Management, for the City of New York. He was a Partner at Goldman, Sachs & Co. from 1973 to 1987.

Laura A. Garner (45)** 515 West End Avenue, #15-D New York, NY 10024 Trustee since June 2006	Business Development Director, Juniper Capital Group, LLC (asset management), since 2003. Global Marketing Director, Merrill Lynch
Global Debt markets, 2001 to 2003. Chief Marketing Officer, Internet Partnership Group (education technology), 2000 to 2001.
Nicholas J. Kovich (50)** 214 Hedgemere Drive Devon, PA 19333 Trustee since June 2006	President and Chief Executive Officer, Kovich Capital Management (private asset management), since 2001. Managing Director, Morgan Stanley Investment Management, 1996 to 2001.
John Anthony Quelch (54)** 57 Baker Bridge Road Lincoln, MA 01773 Trustee since June 2006	Lincoln Filene Professor of Business Administration and Senior Associate Dean, Harvard University, Graduate School of Business Administration, since 2001. Dean and Professor, London Business School, 1998 to 2001.

TRUSTEES AND OFFICERS (Continued)

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
NON INTERESTED PERSONS (cont’d)
Allen Lee Sessoms (59) President’s Office Delaware State University 1200 N. DuPont Highway Dover, DE 19901 Trustee since June 1997	President, Delaware State University. Former Lecturer and Fellow, John F. Kennedy School of Government at Harvard University, 2000 to 2003. Former President of Queens College, The City University of New York, 1995 to 2000. Former Executive Vice President, University of Massachusetts Systems from 1993 to 1995. From 1980 to 1993 Dr. Sessoms was associated with the U.S. Department of State in various capacities including Deputy Chief of Mission, U.S. Embassy, Mexico, Minister-Counselor for Political Affairs, U.S. Embassy, Mexico and counselor for Scientific and Technological Affairs, U.S. Embassy, Parks, France. From 1974 to 1981, Dr. Sessoms was an Assistant Professor of Physics at Harvard University. From 1973 to 1975 Dr. Sessoms was a Scientific Associate at the European Organization of Nuclear Research. He was a post-doctoral Research Associate at Brookhaven National Laboratory from 1972 to 1973.

OFFICERS

Jeffrey R. Hanson (48) 810 Old Post Road Bedford, New York 10506 Chief Legal Officer and Chief Compliance Officer since 2003	Managing Director of the Hanson Consulting Group, Ltd. Chief Operating Officer and Secretary of the Adviser from 1994 to 2004.

Barbara Hope (45) 11 Warren Street Hastings-on-Hudson New York 10706 Secretary since 2004	Chief Operating Officer at Milestone Capital Management, LLC since 2004. From 1998 through August 2003, Ms. Hope held various positions at UBS Investment Bank, including Head of U.S. Policy, Secretary to the U.S. Severence Committee; Employee Relations Manager.

Marc H. Pfeffer (41) 130 Rutter DuBois Lane Irvington, New York 10533 Chief Financial Officer since 2005	Chief Investment Officer at Milestone Capital Management, LLC, since 2004. Associate Director with Bear, Stearns & Co., Inc. from 2001–2004. Mr. Pfeffer was previously the Co-Chief Investment Officer, Milestone Capital Management, LP between 1994–2001. From 1986–1994, he was with Goldman Sachs & Co., Inc. during which period he became Vice President.

Janet Tiebout Hanson is an interested person of the Trust as that term is defined in the 1940 Act.

*    Ms. Karen Cook retired from the Board in April 2006.

** Ms. Garner, Mr. Kovich and Mr. Quelch joined the Board on June 28, 2006.

(This page intentionally left blank.)

Adviser

Milestone Capital Management, LLC
115 East Putnam Avenue
Greenwich, CT 06830
Administrator

Milestone Capital Management, LLC
115 East Putnam Avenue
Greenwich, CT 06830
Underwriter / Transfer Agent

ALPs Mutual Fund Services
1625 Broadway, Suite 2200
Denver, CO 80202
800-363-7660
Sub-Administrator / Custodian

The Bank of New York
One Wall Street
New York, NY 10286
Legal Counsel

Kramer, Levin, Naftalis & Frankel
1177 Avenue of the Americas
New York, NY 10036
Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus

A description of the Fund’s proxy voting policies and procedures is available without charge and upon request by calling the Milestone Funds at (800) 941-MILE or by accessing the

     Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov. Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling The Milestone Funds at (800) 941-MILE or accessing the Funds’ Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the

SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

The Milestone Funds
115 East Putnam Avenue,
Greenwich, CT 06830 800-941-MILE

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(b)	The Chief Investment Officer and Chief Operating Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)) in the exact form set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Milestone Funds

By: /s/ Marc H. Pfeffer

Marc H. Pfeffer, Chief Investment Officer

Date: August 04, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Marc H. Pfeffer

Marc H. Pfeffer, Chief Investment Officer

Date: August 04, 2006

By: /s/ Barbara Hope

Barbara Hope, Chief Operating Officer

Date: August 04, 2006